Class A Ordinary Shares Subject to Possible Redemption	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class AOrdinary Shares Subject To Possible Redemption Abstract
Class A Ordinary Shares Subject to Possible Redemption

Note 7 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares contain certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share their own. As of each of September 30, 2022 and December 31, 2021, there were 20,000,000 Class A ordinary shares outstanding which were subject to possible redemption.

The Class A ordinary shares subject to possible redemption reflected on the accompanying unaudited condensed consolidated balance sheet is reconciled in the following table:

Gross proceeds	$200,000,000
Less:
Proceeds allocated to Public Warrants	(4,733,334)
Class A ordinary share issuance costs	(22,021,556)
Plus:
Accretion of carrying value to redemption value	26,754,890
Class A ordinary share subject to possible redemption as of December 31, 2021	200,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	1,098,442
Class A ordinary share subject to possible redemption as of September 30, 2022	$201,098,442

Note 8 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares contain certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2021, there were 20,000,000 Class A ordinary shares outstanding which were subject to possible redemption.

The Class A ordinary shares subject to possible redemption reflected on the accompanying balance sheet is reconciled in the following table:

Gross proceeds	$200,000,000
Less:
Proceeds allocated to Public Warrants	(4,733,334)
Class A ordinary share issuance costs	(22,021,556)
Plus:
Accretion of carrying value to redemption value	26,754,890
Class A ordinary share subject to possible redemption	$200,000,000